Mortgage Servicing Rights - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Servicing Assets at Fair Value [Line Items]
Estimated fair value of mortgage servicing rights	$ 4,554,000	$ 21,022,000
Mortgage Servicing Rights [Member]
Servicing Assets at Fair Value [Line Items]
Loans serviced for others unpaid principal balance	$ 1,202,448,000	$ 3,381,485,000
Net servicing fee percentage	0.25%	0.25%
Mortgage Servicing Rights [Member] | Minimum [Member]
Servicing Assets at Fair Value [Line Items]
Discount rate used in estimating the fair value of servicing rights	10.50%	10.50%
Weighted average prepayment rates used in estimating the fair value of servicing rights	10.58%	10.62%
Deliquency rate used in determning fair value of servicing rights	7.84%	5.66%
Mortgage Servicing Rights [Member] | Maximum [Member]
Servicing Assets at Fair Value [Line Items]
Discount rate used in estimating the fair value of servicing rights	10.82%	10.74%
Weighted average prepayment rates used in estimating the fair value of servicing rights	9.43%	6.30%
Deliquency rate used in determning fair value of servicing rights	10.25%	7.62%
Mortgage Servicing Rights [Member] | Weighted Average [Member] | Including Loans On Forbearance [Member]
Servicing Assets at Fair Value [Line Items]
Deliquency rate used in determning fair value of servicing rights	3.29%	2.19%
Mortgage Servicing Rights [Member] | Loan Origination Commitments [Member] | Median [Member]
Servicing Assets at Fair Value [Line Items]
Estimated fair value of mortgage servicing rights	$ 13,427,000	$ 41,880,000